Share-Based Compensation Options, Fair Value Input (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	1.52%	1.52%	2.67%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.76%	1.93%	3.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	38.93%	25.42%	25.34%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			25.99%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	38.93%	25.42%	25.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	9 years 1 month 5 days	8 years 9 months 19 days	8 years 9 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.55%	0.00%	0.00%